Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	May 01, 2020
PGIM QMA LARGE-CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 24 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 48 of the Fund's Prospectus and in Rights of Accumulation on page 60 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its investable assets in the common stock of large-capitalization companies. The Fund invests in a diversified portfolio of large-capitalization company stocks that the subadviser believes are attractively priced when evaluated using quantitative measures such as price-to-earnings (P/E), price-to-cash flow (P/CF), and price-to-book (P/B) ratios. The Fund currently considers large capitalization companies as companies with market capitalizations within the range of companies included in the Russell 1000 Index or the S&P 500 Index. Although the strategy emphasizes attractive valuations, the subadviser also considers other quantifiable characteristics. Such characteristics may include measures of earnings quality, external financing, or trends in the earnings outlook. The emphasis placed on valuation and other factors may vary over time and with market conditions.

Quantitative techniques, which focus on objective measurement and analysis of data, also guide portfolio construction. To manage risk, the subadviser limits certain exposures such as the proportion of assets invested in an individual stock or industry. Although the strategy is primarily quantitative, the subadviser’s investment management team also exercises judgment when evaluating underlying data and positions recommended by its quantitative process.

		The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your investment. The order of the below risk factors does not indicate the significance of any particular risk factor.

Active Trading Risk. The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks. International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

		Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may not be undervalued.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pgiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class Z Shares) %1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
12.91%	1st Quarter 2013	-15.72%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
PGIM QMA LARGE-CAP VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.35%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.13%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 659
3 Years	rr_ExpenseExampleYear03	934
5 Years	rr_ExpenseExampleYear05	1,229
10 Years	rr_ExpenseExampleYear10	2,066
1 Year	rr_ExpenseExampleNoRedemptionYear01	659
3 Years	rr_ExpenseExampleNoRedemptionYear03	934
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,229
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,066
One Year	rr_AverageAnnualReturnYear01	15.11%
Five Years	rr_AverageAnnualReturnYear05	5.27%
Ten Years	rr_AverageAnnualReturnYear10	9.54%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM QMA LARGE-CAP VALUE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.09%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.89%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.82%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.07%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 710
3 Years	rr_ExpenseExampleYear03	1,320
5 Years	rr_ExpenseExampleYear05	1,948
10 Years	rr_ExpenseExampleYear10	3,164
1 Year	rr_ExpenseExampleNoRedemptionYear01	210
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,020
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,848
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,164
One Year	rr_AverageAnnualReturnYear01	15.66%
Five Years	rr_AverageAnnualReturnYear05	5.46%
Ten Years	rr_AverageAnnualReturnYear10	9.31%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM QMA LARGE-CAP VALUE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	$ 15
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.30%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.13%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 316
3 Years	rr_ExpenseExampleYear03	702
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	2,623
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	702
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,623
One Year	rr_AverageAnnualReturnYear01	19.54%
Five Years	rr_AverageAnnualReturnYear05	5.61%
Ten Years	rr_AverageAnnualReturnYear10	9.31%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM QMA LARGE-CAP VALUE FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.75%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.33%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 135
3 Years	rr_ExpenseExampleYear03	510
5 Years	rr_ExpenseExampleYear05	910
10 Years	rr_ExpenseExampleYear10	2,028
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	510
5 Years	rr_ExpenseExampleNoRedemptionYear05	910
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,028
One Year	rr_AverageAnnualReturnYear01	21.49%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2015
PGIM QMA LARGE-CAP VALUE FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none	[3]
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	511
10 Years	rr_ExpenseExampleYear10	1,153
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	288
5 Years	rr_ExpenseExampleNoRedemptionYear05	511
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,153
2010	rr_AnnualReturn2010	13.71%	[4]
2011	rr_AnnualReturn2011	0.46%	[4]
2012	rr_AnnualReturn2012	12.51%	[4]
2013	rr_AnnualReturn2013	34.08%	[4]
2014	rr_AnnualReturn2014	13.06%	[4]
2015	rr_AnnualReturn2015	(6.04%)	[4]
2016	rr_AnnualReturn2016	22.83%	[4]
2017	rr_AnnualReturn2017	15.76%	[4]
2018	rr_AnnualReturn2018	(14.93%)	[4]
2019	rr_AnnualReturn2019	22.13%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Class Z shares from January 1, 2020 through March 31, 2020
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(38.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.72%)
One Year	rr_AverageAnnualReturnYear01	22.13%
Five Years	rr_AverageAnnualReturnYear05	6.78%
Ten Years	rr_AverageAnnualReturnYear10	10.46%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM QMA LARGE-CAP VALUE FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.02%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,228
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	542
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,228
One Year	rr_AverageAnnualReturnYear01	22.23%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2017
PGIM QMA LARGE-CAP VALUE FUND | Return After Taxes on Distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.71%
Five Years	rr_AverageAnnualReturnYear05	4.13%
Ten Years	rr_AverageAnnualReturnYear10	8.73%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM QMA LARGE-CAP VALUE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.08%
Five Years	rr_AverageAnnualReturnYear05	4.69%
Ten Years	rr_AverageAnnualReturnYear10	8.21%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM QMA LARGE-CAP VALUE FUND | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.54%
Five Years	rr_AverageAnnualReturnYear05	8.29%
Ten Years	rr_AverageAnnualReturnYear10	11.80%
Since Inception	rr_AverageAnnualReturnSinceInception
PGIM QMA LARGE-CAP VALUE FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.46%
Five Years	rr_AverageAnnualReturnYear05	11.69%
Ten Years	rr_AverageAnnualReturnYear10	13.55%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	PGIM Investments LLC (PGIM Investments) has contractually agreed to waive and/or reimburse up to 0.17% of fees and expenses from the Fund through June 30, 2021 to the extent that the Fund’s net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) exceed 0.80% of the Fund’s average daily assets on an annualized basis as a result of the merger of the Target Large Capitalization Value Portfolio into the Fund, which occurred on June 19, 2015. Separately, PGIM Investments has contractually agreed, through June 30, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 2.07% of average daily net assets for Class B shares. This contractual limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The contractual waiver and expense limitation may not be terminated prior to June 30, 2021 without the prior approval of the Fund’s Board of Trustees.
[2]	The distributor has contractually agreed until June 30, 2021 to reduce its distribution and service (12b-1) fees to 0.25% and 0.50% of the average daily net assets of Class A and Class R shares, respectively. These waivers may not be terminated prior to June 30, 2021 without prior approval of the Fund’s Board of Trustees.
[3]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.
[4]	Without the management fee waiver and/or expense reimbursement, the annual total returns would have been lower. The total return for Class Z shares from January 1, 2020 through March 31, 2020 was -38.13%.